Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 1,574		$ 350	$ 438
Operating Costs and Expenses	783		1,040	1,379
Non-operating Income and Expenses	40		45	31
Receivables	230		17		$ 8
Payables	646		654		$ 24
Acquisition of property, plant and equipment	375		242	312
Proceeds from disposal of property, plant and equipment	319	$ 11	48	264
Prepaid rents - current				205
Prepaid rents - noncurrent				1,346
Prepaid rents				1,551
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	1,508		274	344
Operating Costs and Expenses	715		964	1,304
Non-operating Income and Expenses	37		41	31
Receivables	229		10
Contract liabilities-current	183		0
Payables	643		651
Customers' deposits	5		8
Acquisition of property, plant and equipment	375		242	312
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	66		76	94
Operating Costs and Expenses	68		76	75
Non-operating Income and Expenses	3		4	$ 0
Receivables	1		7
Payables	3		3
Proceeds from disposal of property, plant and equipment	386		$ 0
Gain on Disposal	$ 310